Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Common Stock [Member] XCF Global Capital Inc [Member]	Preferred Stock [Member]	Preferred Stock [Member] XCF Global Capital Inc [Member]	Subscription Receivable [Member]	Subscription Receivable [Member] XCF Global Capital Inc [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] XCF Global Capital Inc [Member]	Members Equity [Member]	Retained Earnings [Member]	Retained Earnings [Member] XCF Global Capital Inc [Member]	Total	XCF Global Capital Inc [Member]
Balance at Dec. 31, 2022									$ 32,536,726
Net loss									(4,992,421)			$ (4,992,421)
Member contributions									100,000
Balance at Dec. 31, 2023		$ 62,330				$ (42,500)		$ 11,005,442	29,709,980		$ (246,610)		$ 10,778,662
Balance, shares at Dec. 31, 2023		62,329,743
Balance at Dec. 31, 2023									27,644,305
Balance at Feb. 08, 2023
Balance, shares at Feb. 08, 2023
Net loss											(246,610)		(246,610)
Common shares issued in the settlement of convertible debt		$ 2,330						1,075,114					1,077,444
Common shares issued in the settlement of convertible debt, shares		2,329,743
Common shares issued during the year		$ 42,500				(42,500)
Common shares issued during the year, shares		42,500,000
Common shares issued for the asset acquisition		$ 17,500						9,930,328					9,947,828
Common shares issued for the asset acquisition, shares		17,500,000
Balance at Dec. 31, 2023		$ 62,330				(42,500)		11,005,442	29,709,980		(246,610)		10,778,662
Balance, shares at Dec. 31, 2023		62,329,743
Balance at Dec. 31, 2023									27,644,305
Net loss									(11,181,115)			(11,181,115)
Member contributions									35,455,675
Balance at Sep. 30, 2024									53,984,540
Balance at Dec. 31, 2023		$ 62,330				(42,500)		11,005,442	29,709,980		(246,610)		10,778,662
Balance, shares at Dec. 31, 2023		62,329,743
Balance at Dec. 31, 2023									27,644,305
Net loss									(18,384,353)		(4,821,989)		(4,821,989)
Member contributions									32,890,000
Subscription received during the period						42,100							42,100
Common shares issued in the settlement of convertible debt		$ 12,670				(556,401)		6,047,364					5,503,633
Common shares issued in the settlement of convertible debt, shares		12,670,034
Balance at Dec. 31, 2024	$ 140,228	$ 75,000				(556,801)	$ 70,313,190	17,052,806		$ (29,018,191)	(5,068,599)	41,435,227	11,502,406
Balance, shares at Dec. 31, 2024	140,227,818	74,999,777
Balance at Dec. 31, 2024									42,149,952
Balance at Jun. 30, 2024									33,382,805
Net loss									(3,398,265)			(3,398,264)
Member contributions									24,000,000
Balance at Sep. 30, 2024									53,984,540
Balance at Dec. 31, 2024	$ 140,228	$ 75,000				$ (556,801)	70,313,190	$ 17,052,806		(29,018,191)	$ (5,068,599)	41,435,227	$ 11,502,406
Fee Shares to related party							1,425,000					1,425,000
Stock based compensation associated with restricted stock units							5,351,857					5,351,857
Net loss										90,285,942		90,285,942
Recapitalization on February 19, 2025 (Note 1)	$ 42,851						(70,313,190)			(18,269,283)		(88,539,622)
Recapitalization on February 19, 2025 (Note 1), shares	42,850,576
Recapitalization on June 6, 2025 (Note 1)	$ (170,515)						43,613,494			(43,442,979)
Recapitalization on June 6, 2025 (Note 1), shares	(57,446,488)
Issuance of common stock to Focus Impact in connection with the Business Combination	$ 532						(226,081,998)					(226,081,466)
Issuance of common stock to Focus Impact on connection with the Business Combination, shares	5,322,463
Common stock issued as compensation for ELOC commitment fee	$ 51						7,399,949					7,400,000
Common stock issued as compensation for ELOC commitment fee, shares	507,802
Common stock issued for conversion of loan payable to related party	$ 1,000						99,999,000					100,000,000
Common stock issued for conversion of loan payable to related party, shares	10,000,000
Common stock issued to settle non-redemption Agreements in connection with the Business Combination	$ 62						1,239,938					1,240,000
Common stock issued to settle non-redemption agreements in connection with the Business Combination, shares	622,109
Common stock issued in connection with the Business Combination	$ 120						(120)
Common stock issued to settle non-redemption agreements in connection with the Business Combination, shares	1,200,000
Common stock issued in conjunction with loan payable to related party	$ 343						40,399,657					40,400,000
Common stock issued in conjunction with loan payable to related party, shares	3,431,096
Common stock issued in conjunction with promissory notes							10,000					10,000
Common stock issued in conjunction with promissory notes, shares	686
Common stock issued as compensation for severance	$ 60						13,199,940					13,200,000
Common stock issued as compensation for severance, shares	600,000
Common stock issued as replacement shares to Randy Soule	$ 195						19,088,430					19,088,625
Common stock issued as replacement shares to Randy Soule, shares	1,948,862
Balance at Sep. 30, 2025	$ 14,926						5,645,147			(444,511)		5,215,562
Balance, shares at Sep. 30, 2025	149,264,925
Balance at Jun. 30, 2025	$ 14,926									12,070,455		12,085,381
Balance, shares at Jun. 30, 2025	149,264,925
Fee Shares to related party							1,425,000					1,425,000
Stock based compensation associated with restricted stock units							4,220,147					4,220,147
Net loss										(12,514,966)		(12,514,966)
Balance at Sep. 30, 2025	$ 14,926						$ 5,645,147			$ (444,511)		$ 5,215,562
Balance, shares at Sep. 30, 2025	149,264,925